Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Small Company Fund, Inc.

Jennison U.S. Emerging Growth Fund, Inc.

Jennison Value Fund

Dryden California Municipal Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Municipal Bond Fund

Dryden Municipal Series Fund

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Small Cap Core Equity Fund, Inc.

Dryden Tax-Free Money Fund

Dryden Tax-Managed Funds

Dryden Total Return Bond Fund, Inc.

MoneyMart Assets, Inc.

Prudential Investment Portfolios, Inc.

Prudential World Fund, Inc.

Nicholas-Applegate Fund, Inc.

Strategic Partners Asset Allocation Funds, Inc.

Strategic Partners Mutual Funds, Inc.

Strategic Partners Opportunity Funds

Strategic Partners Real Estate Fund, and

Strategic Partners Style Specific Funds, Inc.

Supplement dated May 24, 2006 to the Statement of Additional Information

This supplement amends the Statement of Additional Information (“SAI”) of each of the funds referenced below and is in addition to any existing supplement to a Fund’s SAI.

JennisonDryden Mutual Funds

Jennison 20/20 Focus Fund

Jennison Blend Fund

Jennison Conservative Growth Fund

Jennison Equity Opportunity Fund

Jennison Financial Services Fund

Jennison Global Growth Fund

Jennison Growth Fund

Jennison Health Sciences Fund

Jennison Natural Resources Fund

Jennison Select Growth Portfolio

Jennison Small Company Fund

Jennison Technology Fund

Jennison U.S. Emerging Growth Fund

Jennison Utility Fund

Jennison Value Fund

JennisonDryden Conservative Allocation Fund

JennisonDryden Growth Allocation Fund

JennisonDryden Moderate Allocation Fund

Dryden Active Allocation Fund

Dryden Global Total Return Fund

Dryden Government Income Fund

Dryden High Yield Fund

Dryden International Equity Fund

Dryden Large Cap Core Equity Fund

Dryden National Municipals Fund

California Income Series

California Series

Florida Series

New Jersey Series

New York Series

Pennsylvania Series

Dryden Short-Term Corporate Bond Fund

Dryden Small Cap Core Equity Fund

Dryden Stock Index Fund

Dryden Strategic Value Fund

Dryden Tax-Free Money Fund

Dryden Total Return Bond Fund

Dryden Ultra Short Bond Fund

High Income Series

Insured Series

Money Market Series

MoneyMart Assets

Strategic Partners Mutual Funds

Strategic Partners Balanced Fund

Strategic Partners Capital Growth Fund

Strategic Partners Concentrated Growth Fund

Strategic Partners Conservative Allocation Fund

Strategic Partners Core Value Fund

Strategic Partners Equity Income Fund

Strategic Partners Growth Allocation Fund

Strategic Partners High Yield Bond Fund

Strategic Partners International Growth Fund

Strategic Partners International Value Fund

Strategic Partners Large Cap Value

Strategic Partners Managed OTC Fund

Strategic Partners Mid Cap Growth Fund

Strategic Partners Mid Cap Value Fund

Strategic Partners Moderate Allocation Fund

Strategic Partners Money Market Fund

Strategic Partners New Era Growth

Strategic Partners Real Estate Fund

Strategic Partners Small Cap Growth Fund

Strategic Partners Small Cap Value

Strategic Partners Technology Fund

Strategic Partners Total Return Bond

Nicholas-Applegate Growth Equity Fund

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1.            The section captioned “Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption” is deleted and replaced with the following:

Involuntary Redemption. Beginning on or about November 10, 2006, if the value of your account is less than $500 for any reason, we may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an IRA or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan (“AIP”) accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts with the same registration associated with multiple share classes within the Fund, or (iv) clients with assets more than $50,000 across the Strategic Partners and JennisonDryden families of mutual funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see “Reducing or Waiving Class A’s Initial Sales Charge” in the Prospectus.

2.            A new section captioned “Small Balance Account Fee” is added immediately following “Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption”:

Small Balance Account Fee. In order to offset the disproportionate effect (in basis points) of expenses associated with servicing small balance accounts, beginning on or about November 17, 2006, if the value of your account is less than $2,500, a $15 annual small balance account fee will be deducted from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (v) Automatic Investment Plan (“AIP”) accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets more than $50,000 across the Strategic Partners and JennisonDryden families of mutual funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see “Reducing or Waiving Class A’s Initial Sales Charge” in the Prospectus.

3. The first and second sentences of the first paragraph under “Purchase, Redemption and Pricing of Fund Shares –Contingent Deferred Sales Charge (CDSC)” is deleted and replaced with the following:

Contingent Deferred Sales Charge (CDSC). Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% CDSC. The Class A CDSC is waived (i) for certain retirement and/or benefit plans, or (ii) if you purchase Class Z shares (see “Qualifying for Class Z Shares” in the Prospectus) within 5 days of redemption of your Class A shares that you had purchased directly through the Fund’s transfer agent, we will credit your account with the appropriate number of shares to reflect any CDSC you paid on the reinvested portion of your redemption proceeds.

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4. The paragraph captioned “Purchase, Redemption and Pricing of Fund Shares –Waiver of CDSC – Class A Shares” deleted and replaced with the following:

Waiver of CDSC – Class A Shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%. The Class A CDSC is waived (i) for certain retirement and/or benefit plans, or (ii) if you purchase Class Z shares (see “Qualifying for Class Z Shares” in the Prospectus) within 5 days of redemption of your Class A shares that you had purchased directly through the Fund’s transfer agent, we will credit your account with the appropriate number of shares to reflect any CDSC you paid on the reinvested portion of your redemption proceeds.

5.           The last paragraph under “Purchase, Redemption and Pricing of Fund Shares – Waiver of CDSC – Class B Shares” is deleted and replaced with the following:

Finally, the CDSC will be waived to the extent you exchange shares your shares for shares of other JennisonDryden or Strategic Partners mutual funds, The Guaranteed Investment Account, the Guaranteed Insulated Separate Account or units of The Stable Value Fund. See “Shareholder Services – Exchange Privilege,” below, for more information regarding the Exchange Privilege.

6.            The first paragraph under “Shareholder Services” is deleted and replaced with the following:

Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by the Transfer Agent. Effective on or about November 17, 2006, share certificates will no longer be issued for shares of the Fund. Prior to that date: (i) if a stock certificate is desired it must be requested in writing for each transaction, (ii) there is no charge to the investor for issuance of a certificate, and (iii) certificates are issued only for full shares and may be re-deposited in the Shareholder Investment Account at any time. The Fund makes available to its shareholders the following privileges and plans.

LR0045

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